Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Cash receipts from customers	$ 176,594	$ 172,310	$ 148,954
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(149,279)	(142,511)	(122,498)
Cash paid to other suppliers and employees	(15,348)	(15,478)	(14,035)
Interest received	21	20	21
Interest paid	(1,072)	(1,140)	(629)
Income taxes paid	(2,909)	(3,060)	(3,274)
Net cash provided by operating activities	8,007	10,141	8,539
Cash flows from investing activities:
Purchases of property and equipment	(1,918)	(2,224)	(2,367)
Proceeds from sale-leaseback transactions	265	230	411
Proceeds from sale of property and equipment and other assets	33	37	35
Acquisitions (net of cash acquired) and other investments	(1,287)	(539)	(11,475)
Purchase of available-for-sale investments	(86)	(65)	(267)
Maturity of available-for-sale investments	61	91	243
Net cash used in investing activities	(2,932)	(2,470)	(13,420)
Cash flows from financing activities:
Increase (decrease) in short-term debt	(598)	1,874	(685)
Proceeds from issuance of long-term debt		3,455	14,805
Repayments of long-term debt		(5,943)	(2,902)
Purchase of noncontrolling interest in subsidiary		(39)
Payment of contingent consideration		(26)	(58)
Dividends paid	(2,049)	(1,840)	(1,576)
Proceeds from exercise of stock options	329	296	362
Payments for taxes related to net share settlement of equity awards	(71)	(72)	(63)
Repurchase of common stock	(4,361)	(4,461)	(5,001)
Other	(1)	(5)	(3)
Net cash provided by (used in) financing activities	(6,751)	(6,761)	4,879
Effect of exchange rate changes on cash and cash equivalents	1	2	(20)
Net increase (decrease) in cash and cash equivalents	(1,675)	912	(22)
Cash and cash equivalents at the beginning of the period	3,371	2,459	2,481
Cash and cash equivalents at the end of the period	1,696	3,371	2,459
Reconciliation of net income to net cash provided by operating activities:
Net income	6,623	5,319	5,239
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,479	2,475	2,092
Goodwill impairment	181
Losses on settlement of defined benefit pension plans	187
Stock-based compensation	234	222	230
Loss on early extinguishment of debt		643	0
Deferred income taxes	(1,334)	18	(252)
Other noncash items	53	135	(14)
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(941)	(243)	(1,594)
Inventories	(514)	(742)	(1,141)
Other current assets	(341)	35	355
Other assets	3	(43)	2
Accounts payable and claims and discounts payable	1,710	2,189	2,834
Accrued expenses	(371)	131	892
Other long-term liabilities	38	2	(104)
Net cash provided by operating activities	$ 8,007	$ 10,141	$ 8,539